UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Jerrold N. Fine             Westport, CT              8/13/04
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]




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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         3
                                               -------------

Form 13F Information Table Entry Total:                   31
                                               -------------

Form 13F Information Table Value Total:             $318,387
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


       No.   Form 13F File Number             Name

       1.    28-1839                    ROBERT JAFFEE, GENERAL PARTNER
       2.    28-02944                   DEBORAH ZISKIN, GENERAL PARTNER
       3.    28-7626                    MARGARET EPPRECHT, GENERAL PARTNER



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

                                               Form 13F INFORMATION TABLE

                                                              VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS     CUSIP      (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS SOLE SHARED NONE

ALCOA INC                      CMN              013817101    14863500    450000  SH          SOLE          450000
ADOLOR CORP                    CMN              00724X102     2392957    188719  SH          SOLE          188719
AMGEN INC                      CMN              031162100    22127917    405496  SH          SOLE          405496
AMLYN PHARMACEUTICALS INC      CMN              032346108     9245309    405496  SH          SOLE          405496
AIR PRODUCTS & CHEMICALS INC   CMN              009158106    13064666    249088  SH          SOLE          249088
APPLEBEES INTL                 CMN              037899101     9295775    403813  SH          SOLE          403813
AXONYX INC                     CMN              05461R101     3210160    612626  SH          SOLE          612626
CATERPILLAR INC                CMN              149123101    16106301    202748  SH          SOLE          202748
CAREMARK RX INC                CMN              141705103    10203165    309750  SH          SOLE          309750
DOLLAR TREE STORES INC         CMN              256747106     2743000    100000  SH          SOLE          100000
ENSCO INTL INC                 CMN              26874Q100     5820000    200000  SH          SOLE          200000
FLAMEL TECHNOLOGIES SA         SPONSORED
                               ADR              338488109     6415401    260471  SH          SOLE          260471
GENERAL ELEC CO                CMN              369604103    24633882    760305  SH          SOLE          760305
LIBERTY MEDIA CORP             COMSERA          530718105    14049797    1562825 SH          SOLE         1562825
LOWES COMPANY INC              CMN              548661107    11823750     225000 SH          SOLE          225000
MCDONALDS CORP                 CMN              580135101    16342664     628564 SH          SOLE          628564
NAVISTAR INTERNATIONAL CORP    CMN              63934E108     4695464     121142 SH          SOLE          121142
NORFOLK SOUTHERN CORP          CMN              655844108    17474850     658931 SH          SOLE          658931
EVEREST RE GROUP LTD           CMN              G3223R108    17307856     215379 SH          SOLE          215379
SELECT MEDICAL CORP            CMN              816196109    10129671     754819 SH          SOLE          754819
St Paul Travelers
 Companies Inc                 CMN              792860108    13157035     324545 SH          SOLE          324545
SAFEWAY INC                    CMNNEW           786514208    21080574     831909 SH          SOLE          831909
TIDEWATER INC                  CMN              886423102     2980000     100000 SH          SOLE          100000
TEEKAY SHIPPING CORP           CMN              Y8564W103     7654527     204776 SH          SOLE          204776
VIACOM                         CLB              925524308    11015191     308376 SH          SOLE          308376
WERNER ENTERPRISES INC         CMN              950755108     5275000     250000 SH          SOLE          250000
WESTAR ENERGY INC              CMN              95707T100      807351      40550 SH          SOLE           40550
WARNACO GROUP INC              CMNNEW           934390402     1595250      75000 SH          SOLE           75000
INGERSOLL-RAND CO LTD          CMN              002831167    10246500     150000 SH          SOLE          150000
K2 INC                         CMN              482732104    12629987     999999 SH          SOLE          999999
